Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Interest income
Loans	[1]	$ 6,048	$ 6,104	$ 7,387
Securities	[1]	380	458	550
Securities purchased under resale agreements and securities borrowed	[1]	43	51	99
Deposits with financial institutions	[1]	41	39	200
Interest income	[1]	6,512	6,652	8,236
Interest expense
Deposits		1,793	2,055	3,329
Subordinated debentures		47	50	70
Other		321	289	445
Interest expenses		2,161	2,394	3,844
Net interest income		4,351	4,258	4,392
Non-interest income
Card revenues		204	181	265
Banking services fees		385	376	441
Credit fees		358	345	340
Mutual funds		661	506	495
Brokerage fees		252	225	224
Investment management and trust		246	238	251
Underwriting and other advisory		166	152	164
Non-trading foreign exchange		204	169	185
Trading revenues		621	498	486
Net gain on sale of investment securities		119	182	41
Net income from investments in associated corporations		57	49	91
Insurance underwriting income, net of claims		113	120	149
Other fees and commissions		164	151	188
Other		171	55	429
Total non-interest income		3,721	3,247	3,749
Total revenue		8,072	7,505	8,141
Provision for credit losses		764	1,131	926
Profit from operating activity		7,308	6,374	7,215
Non-interest expenses
Salaries and employee benefits		2,228	2,071	2,295
Premises and technology		575	607	610
Depreciation and amortization		380	407	399
Communications		96	93	109
Advertising and business development		91	96	133
Professional		157	184	185
Business and capital taxes		143	123	141
Other		538	476	546
Total non-interest expenses		4,208	4,057	4,418
Income before taxes		3,100	2,317	2,797
Income tax expense		702	418	471
Net income		2,398	1,899	2,326
Net income attributable to non-controlling interests in subsidiaries		90	72	39
Net income attributable to equity holders of the Bank		2,308	1,827	2,287
Preferred shareholders and other equity instrument holders		43	82	25
Common shareholders		$ 2,265	$ 1,745	$ 2,262
Earnings per common share (in dollars)
Basic	[2]	$ 1.87	$ 1.44	$ 1.86
Diluted	[2]	1.86	1.42	1.84
Dividends paid per common share (in dollars)		$ 0.90	$ 0.90	$ 0.90

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,400 for the quarter ended January 31, 2021 (October 31, 2020 – $6,510; January 31, 2020 – $8,115).
[2]	Earnings per share calculations are based on full dollar and share amounts.